Income Tax - Schedule of Income (Loss) before Income Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income (Loss) before Income Tax [Line Items]
Total loss before income tax	$ (25,963,468)	$ 6,178,093	$ (1,907,665)
Singapore [Member]
Schedule of Income (Loss) before Income Tax [Line Items]
Total loss before income tax	(3,937,034)	3,681,089	(325,917)
Foreign [Member]
Schedule of Income (Loss) before Income Tax [Line Items]
Total loss before income tax	$ (22,026,434)
Hong Kong [Member]
Schedule of Income (Loss) before Income Tax [Line Items]
Total loss before income tax		1,424,781	258,954
Malaysia and others [Member]
Schedule of Income (Loss) before Income Tax [Line Items]
Total loss before income tax		$ 1,072,223	$ (1,840,702)